CITIGROUP [LOGO]                                    GLOBAL TRANSACTION SERVICES
Corporate and Investment banking                    Two Portland Square
                                                    Portland, ME 04101
                                                    Tel 207 879 1900
                                                    Fax 207 822 6677

August 6, 2007

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street
NE
Stop 1-4
Washington, D.C. 20549

Re: Forum Funds
    File Nos. 2-67052; 811-3023
    CIK: 0000315774

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Forum Funds, a Delaware statutory trust, the Prospectus for the Absolute Strategies Fund and the Payson Total Return Fund and the Statement of Additional Information for the Absolute Strategies Fund and the Payson Total Return Fund dated August 1, 2007, do not differ from that contained in Post-Effective Amendment No. 212 and Amendment No. 213 to the Trust's Registration Statement on Form N-1A, filed electronically, on July 30, 2007.

Please address all questions regarding this filing to the undersigned at (207) 822-6737.

Sincerely,

s/ Louis A. Acevedo
-----------------------------
Louis A. Acevedo
Citigroup Fund Services, LLC

                                                   Citigroup Fund Services, LLC